UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
March 31, 2012 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Australia--8.0%
Commonwealth Property Office Fund	2,796,200	2,852,999
Goodman Group	2,397,710	1,713,732
Mirvac Group	4,155,610	5,036,373
Westfield Group	974,760	8,915,703
Westfield Retail Trust	2,128,250	5,687,738
		24,206,545
Brazil--.3%
Iguatemi Empresa de Shopping Centers	47,400	1,090,580
Canada--5.3%
Allied Properties Real Estate Investment Trust	75,080	1,950,296
Boardwalk Real Estate Investment Trust	38,320	2,193,666
Brookfield Office Properties	150,700	2,621,329
Canadian Apartment Properties	76,570	1,727,997
Chartwell Seniors Housing Real Estate Investment Trust	566,900	5,189,029
First Capital Realty	120,920	2,163,940
		15,846,257
Finland--.4%
Sponda	265,890	1,095,774
France--2.9%
Unibail-Rodamco	43,520	8,703,536
Germany--1.3%
Alstria Office REIT	338,960	3,810,525
Hong Kong--9.2%
China Overseas Land & Investment	942,600	1,791,602
Evergrande Real Estate Group	1,632,000	874,261
Hang Lung Properties	730,000	2,674,440
Hongkong Land Holdings	756,000	4,392,360
Hysan Development	40,000	160,195
Kerry Properties	1,154,500	5,195,997
Link REIT	358,000	1,332,320

Longfor Properties	419,500	587,745
Sino Land	768,000	1,226,339
Sun Hung Kai Properties	672,538	8,357,414
Wharf Holdings	195,900	1,064,571
		27,657,244
Japan--9.2%
Advance Residence Investment	643	1,220,434
AEON Mall	82,700	1,921,374
Mitsubishi Estate	371,000	6,615,875
Mitsui Fudosan	357,000	6,827,727
MORI TRUST Sogo Reit	368	3,250,066
Nippon Building Fund	396	3,760,493
Nomura Real Estate Holdings	71,200	1,255,054
Sumitomo Realty & Development	120,000	2,892,352
		27,743,375
Netherlands--.9%
Corio	6,460	340,753
VastNed Retail	43,458	2,282,184
		2,622,937
Norway--.9%
Norwegian Property	1,688,510	2,632,946
Singapore--4.6%
CapitaCommercial Trust	1,655,000	1,606,221
CapitaLand	1,216,000	3,018,114
CapitaMall Trust	409,000	587,284
Capitamalls Asia	2,161,000	2,810,735
Fortune Real Estate Investment Trust	1,928,000	1,027,863
Global Logistic Properties	1,187,000a	2,077,403
Mapletree Industrial Trust	1,805,000	1,579,492
Suntec Real Estate Investment Trust	1,212,000	1,205,203
		13,912,315
Sweden--1.1%
Wihlborgs Fastigheter	231,260	3,268,359
Switzerland--1.2%
PSP Swiss Property	39,830a	3,538,680
United Kingdom--5.5%
British Land	227,230	1,744,205

Capital & Counties Properties	1,211,870	3,717,797
Land Securities Group	501,180	5,791,787
London & Stamford Property	1,202,930	2,124,176
Unite Group	971,070	3,059,833
		16,437,798
United States--46.3%
Alexandria Real Estate Equities	43,510	3,181,886
American Campus Communities	27,820	1,244,110
AvalonBay Communities	20,990	2,966,936
Boston Properties	53,920	5,661,061
Brandywine Realty Trust	175,330	2,012,788
Camden Property Trust	44,670	2,937,053
Colonial Properties Trust	107,920	2,345,102
Commonwealth REIT	74,300	1,383,466
DDR	239,170	3,491,882
DiamondRock Hospitality	80,320	826,493
Digital Realty Trust	61,280	4,532,882
Duke Realty	162,420	2,329,103
Equity Residential	126,810	7,940,842
Essex Property Trust	27,810	4,213,493
HCP	119,530	4,716,654
Health Care REIT	122,960	6,757,882
Home Properties	42,730	2,606,957
Host Hotels & Resorts	172,680	2,835,406
Hudson Pacific Properties	45,610	690,079
Kimco Realty	216,230	4,164,590
LaSalle Hotel Properties	39,670	1,116,314
Liberty Property Trust	76,370	2,727,936
Macerich	110,260	6,367,515
Mack-Cali Realty	61,970	1,785,975
National Retail Properties	165,750	4,506,743
ProLogis	204,490	7,365,730
Public Storage	42,120	5,819,720
Regency Centers	34,240	1,522,995
RLJ Lodging Trust	101,330	1,887,778
Simon Property Group	119,170	17,360,686
SL Green Realty	52,170	4,045,784

Sunstone Hotel Investors	160,900a	1,567,166
Tanger Factory Outlet Centers	58,000	1,724,340
UDR	147,570	3,941,595
Ventas	113,980	6,508,258
Vornado Realty Trust	49,890	4,200,738
		139,287,938
Total Common Stocks
(cost $275,124,299)		291,854,809

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,305,000)	3,305,000[b]	3,305,000
Total Investments (cost $278,429,299)	98.2%	295,159,809
Cash and Receivables (Net)	1.8%	5,491,197
Net Assets	100.0%	300,651,006

REIT-Real Estate Investment Trust
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $16,730,510 of which $23,643,814 related to appreciated investment securities and $6,913,304 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Office	17.8
Diversified Reits	15.7
Real Estate Services	10.8
Regional Malls	9.5
Multifamily	9.0
Retail	8.6
Health Care	7.7
Shopping Centers	5.1
Industrial	4.2

Hotels	2.7
Self Storage	1.9
Freestanding	1.5
Specialty	1.5
Money Market Investment	1.1
Residential	1.1
98.2

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	139,287,938	-	-	139,287,938
Equity Securities - Foreign+	152,566,871	-	-	152,566,871
Mutual Funds	3,305,000	-	-	3,305,000
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

-

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2012 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--10.1%
Amazon.com	12,800a	2,592,128
Carnival	65,400	2,098,032
Johnson Controls	85,750	2,785,160
Las Vegas Sands	51,960	2,991,337
Lowe's	90,300	2,833,614
Walt Disney	88,250	3,863,585
Yum! Brands	49,670	3,535,511
		20,699,367
Consumer Staples--10.3%
Coca-Cola	55,100	4,077,951
Costco Wholesale	26,480	2,404,384
Kraft Foods, Cl. A	89,340	3,395,813
Mead Johnson Nutrition	25,460	2,099,941
PepsiCo	30,850	2,046,897
Philip Morris International	32,160	2,849,698
Procter & Gamble	63,365	4,258,762
		21,133,446
Energy--11.7%
Chevron	26,200	2,809,688
Exxon Mobil	39,680	3,441,446
Halliburton	95,000	3,153,050
Marathon Oil	80,300	2,545,510
Noble	54,650a	2,047,735
Plains Exploration & Production	49,490a	2,110,749
QEP Resources	54,810	1,671,705
Schlumberger	47,750	3,339,157
Valero Energy	112,100	2,888,817
		24,007,857
Financial--15.8%
Aon	46,150	2,264,119
BB&T	132,970	4,173,928

Citigroup	70,940	2,592,857
Invesco	115,046	3,068,277
JPMorgan Chase & Co.	77,820	3,578,164
MetLife	74,900	2,797,515
PNC Financial Services Group	58,870	3,796,526
State Street	71,070	3,233,685
U.S. Bancorp	91,450	2,897,136
Wells Fargo & Co.	113,800	3,885,132
		32,287,339
Health Care--11.4%
Agilent Technologies	44,680	1,988,707
Covidien	44,850	2,452,398
Express Scripts	55,600a	3,012,408
Gilead Sciences	47,400a	2,315,490
Johnson & Johnson	43,500	2,869,260
Merck & Co.	67,700	2,599,680
Pfizer	193,800	4,391,508
Shire, ADR	18,900	1,790,775
Watson Pharmaceuticals	30,150a	2,021,859
		23,442,085
Industrial--10.6%
Caterpillar	30,240	3,221,165
Dover	42,500	2,674,950
Eaton	64,400	3,209,052
General Electric	109,430	2,196,260
Honeywell International	45,870	2,800,363
Ingersoll-Rand	62,300	2,576,105
Union Pacific	19,500	2,095,860
United Technologies	36,270	3,008,234
		21,781,989
Information Technology--22.0%
Accenture, Cl. A	34,370	2,216,865
Apple	18,350a	11,000,274
Baidu, ADR	20,340a	2,964,962
EMC	118,520a	3,541,378
International Business Machines	29,740	6,205,251
NXP Semiconductors	105,000a	2,794,050
QUALCOMM	72,410	4,925,328

Rovi	49,600a	1,614,480
Salesforce.com	19,980a	3,087,110
Teradata	51,970a	3,541,756
Texas Instruments	93,670	3,148,249
		45,039,703
Materials--3.2%
Air Products & Chemicals	29,400	2,698,920
Celanese, Ser. A	51,900	2,396,742
Freeport-McMoRan Copper & Gold	37,480	1,425,739
		6,521,401
Telecommunication Services--2.1%
AT&T	75,480	2,357,240
Verizon Communications	49,870	1,906,530
		4,263,770
Utilities--2.1%
CenterPoint Energy	92,600	1,826,072
Sempra Energy	41,950	2,515,322
		4,341,394
Total Common Stocks
(cost $172,946,510)		203,518,351

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $644,041)	644,041[b]	644,041

Total Investments (cost $173,590,551)	99.6%	204,162,392
Cash and Receivables (Net)	.4%	825,950
Net Assets	100.0%	204,988,342

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $30,571,841 of which $36,130,570 related to appreciated investment securities and $5,558,729 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.0
Financial	15.8
Energy	11.7
Health Care	11.4
Industrial	10.6
Consumer Staples	10.3
Consumer Discretionary	10.1
Materials	3.2
Telecommunication Services	2.1
Utilities	2.1
Money Market Investment	.3
99.6

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	195,968,564	-	-	195,968,564
Equity Securities - Foreign+	7,549,787	-	-	7,549,787
Mutual Funds	644,041	-	-	644,041
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2012 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--14.6%
Amazon.com	2,920a	591,329
Arcos Dorados Holdings, Cl. A	19,490	352,574
Carnival	12,560	402,925
Comcast, Cl. A	21,780	653,618
International Game Technology	25,210	423,276
Johnson Controls	13,360	433,933
Las Vegas Sands	13,760	792,163
Lululemon Athletica	6,590a,b	492,141
Viacom, Cl. B	9,680	459,413
Walt Disney	16,280	712,738
Yum! Brands	9,760	694,717
		6,008,827
Consumer Staples--9.8%
Beam	7,520	440,446
Coca-Cola	12,510	925,865
Colgate-Palmolive	4,850	474,233
Costco Wholesale	6,170	560,236
Lorillard	3,170	410,452
Philip Morris International	8,270	732,805
Procter & Gamble	7,170	481,896
		4,025,933
Energy--9.7%
Baker Hughes	8,600	360,684
Cabot Oil & Gas	12,500	389,625
Exxon Mobil	13,290	1,152,642
Halliburton	13,500	448,065
QEP Resources	16,400	500,200
Schlumberger	9,010	630,069
Valero Energy	20,270	522,358
		4,003,643

Financial--4.3%
Citigroup	11,700	427,635
Digital Realty Trust	6,200b,c	458,614
Invesco	19,028	507,477
Validus Holdings	11,800	365,210
		1,758,936
Health Care--12.3%
Abbott Laboratories	3,370	206,547
Agilent Technologies	11,900	529,669
Amylin Pharmaceuticals	14,240a	355,430
ARIAD Pharmaceuticals	25,010a	398,910
BioMarin Pharmaceutical	10,400a	356,200
Edwards Lifesciences	6,890a	501,110
Express Scripts	10,300a	558,054
Gilead Sciences	14,100a	688,785
Illumina	7,300a,b	384,053
Mead Johnson Nutrition	7,400	610,352
Shire, ADR	4,950	469,013
		5,058,123
Industrial--11.8%
Boeing	7,700	572,649
Caterpillar	8,260	879,855
Dover	10,700	673,458
Honeywell International	13,970	852,869
Ingersoll-Rand	16,590	685,996
Union Pacific	5,580	599,738
United Technologies	7,290	604,633
		4,869,198
Information Technology--33.0%
Accenture, Cl. A	6,800	438,600
Apple	6,020a	3,608,809
Avnet	17,010a	618,994
Baidu, ADR	4,100a	597,657
Broadcom, Cl. A	21,130a	830,409
Google, Cl. A	1,010a	647,652
International Business Machines	8,100	1,690,065
Micron Technology	43,580a	352,998

Microsoft	27,010	871,073
NXP Semiconductors	16,730a	445,185
QUALCOMM	14,220	967,244
Red Hat	9,530a	570,752
Salesforce.com	4,540a	701,475
Teradata	11,220a	764,643
VMware, Cl. A	4,110a	461,841
		13,567,397
Materials--4.3%
Celanese, Ser. A	11,100	512,598
Cliffs Natural Resources	9,670	669,744
Praxair	5,260	603,006
		1,785,348
Total Common Stocks
(cost $33,868,203)		41,077,405

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,689)	13,689[d]	13,689
Investment of Cash Collateral for
Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,187,612)	1,187,612[d]	1,187,612
Total Investments (cost $35,069,504)	102.7%	42,278,706
Liabilities, Less Cash and Receivables	(2.7%)	(1,118,782)
Net Assets	100.0%	41,159,924

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $1,179,021 and the value of the collateral held by the fund was $1,187,612.
c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $7,209,202 of which $8,504,977 related to appreciated investment securities and $1,295,775 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	33.0
Consumer Discretionary	14.6
Health Care	12.3
Industrial	11.8
Energy	9.7
Consumer Staples	9.8
Financial	4.3
Materials	4.3
Money Market Investments	2.9
102.7

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	38,355,625	-	-	38,355,625
Equity Securities - Foreign+	2,721,780	-	-	2,721,780
Mutual Funds	1,201,301	-	-	1,201,301
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)